Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2019 and 2018:

	Year Ended
	Dec 31, 2019	Dec 31, 2018
Short-term benefits	8,084	6,018
Equity based compensation	16,296	16,309
	24,380	22,327
Number of individuals included in the above amounts	19	18